INVESTMENTS HELD IN TRUST ACCOUNT (Details Narrative) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Investments, All Other Investments [Abstract]
Investments held in Trust Account	$ 65,573,383	$ 65,000,484